Operating Leases	12 Months Ended
Jul. 31, 2021
Leases [Abstract]
OPERATING LEASES

NOTE 12 – OPERATING LEASES

The Company leases offices space under non-cancelable operating leases, with lease terms ranging between 14 months to 36 months. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense associated with the Company’s continuing operations for the years ended July 31, 2021, 2020 and 2019 was $616,113, $537,262 and $515,010, respectively.

Effective August 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method, which allows the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allows the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

The following table presents the operating lease related assets and liabilities recorded on the balance sheets of the Company’s continuing operations as of July 31, 2021 and 2020.

	As of July 31,
	2021	2020

Right-of- use assets, net	$745,125	$620,593

Operating lease liabilities, current	382,298	433,904
Operating lease liabilities, noncurrent	387,307	203,265
Total operating lease liabilities	$769,605	$637,169

The weighted average remaining lease terms and discount rates for all of operating leases from the Company’s continuing operations were as follows as of July 31, 2021 and 2020:

	As of July 31,
	2021	2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.08	1.53
Weighted average discount rate	4.90%	4.90%

The weighted average remaining lease terms and discount rates for all of operating leases for the discontinued operations were as follows as of July 31, 2020:

2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	10.21
Weighted average discount rate	4.90%

The following is a schedule of maturities of lease liabilities as of July 31, 2021 and 2020:

As of July 31, 2021

2022	$409,922
2023	252,969
2024 and thereafter	150,468
Total lease payments	813,360
Less: imputed interest	(43,755)
Present value of lease liabilities	$769,605

As of July 31, 2020

2021	$462,840
2022	198,374
2023 and thereafter	-
Total lease payments	661,214
Less: imputed interest	(24,045)
Present value of lease liabilities	$637,169